Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
May 31, 2024
IND-NPRT1-0724
1.802177.120
Common Stocks - 99.8%
	Shares	Value ($)
Chemicals - 64.8%
Commodity Chemicals - 20.0%
Cabot Corp.	246,900	25,257,870
Dow, Inc.	1,117,900	64,424,577
Koppers Holdings, Inc.	94,120	4,172,340
LyondellBasell Industries NV Class A	69,700	6,929,574
Olin Corp.	351,300	18,885,888
Orion SA	216,300	5,379,381
Tronox Holdings PLC (a)	1,790,903	35,477,788
Westlake Corp.	119,900	19,251,144
		179,778,562
Diversified Chemicals - 3.0%
The Chemours Co. LLC	1,104,500	27,413,690
Fertilizers & Agricultural Chemicals - 4.1%
Corteva, Inc.	656,311	36,714,037
Industrial Gases - 21.9%
Air Products & Chemicals, Inc.	116,000	30,937,200
Linde PLC	383,086	166,841,616
		197,778,816
Specialty Chemicals - 15.8%
Axalta Coating Systems Ltd. (b)	705,242	25,099,563
DuPont de Nemours, Inc.	65,017	5,341,797
Ecolab, Inc.	344,000	79,876,800
Ecovyst, Inc. (b)	774,700	7,204,710
Element Solutions, Inc.	837,500	20,125,125
Quaker Chemical Corp.	25,300	4,588,155
		142,236,150
TOTAL CHEMICALS		583,921,255
Construction Materials - 4.1%
Construction Materials - 4.1%
Martin Marietta Materials, Inc.	32,700	18,707,016
Vulcan Materials Co.	69,900	17,878,323
		36,585,339
Containers & Packaging - 6.8%
Metal, Glass & Plastic Containers - 4.6%
Aptargroup, Inc.	131,500	19,421,235
Crown Holdings, Inc.	132,659	11,168,561
Greif, Inc. Class A	167,100	10,851,474
		41,441,270
Paper & Plastic Packaging Products & Materials - 2.2%
Avery Dennison Corp.	85,800	19,527,222
TOTAL CONTAINERS & PACKAGING		60,968,492
Metals & Mining - 24.1%
Aluminum - 0.3%
Alcoa Corp.	65,500	2,899,685
Copper - 8.0%
First Quantum Minerals Ltd.	1,485,000	19,077,993
Freeport-McMoRan, Inc.	770,900	40,649,557
Lundin Mining Corp.	1,080,000	12,416,890
		72,144,440
Diversified Metals & Mining - 5.0%
Alphamin Resources Corp.	1,595,600	1,287,766
Ivanhoe Electric, Inc. (b)	448,800	5,102,856
Ivanhoe Mines Ltd. (a)(b)	1,485,700	21,452,420
NGEx Minerals Ltd. (b)	532,500	3,801,478
Teck Resources Ltd. Class B	263,800	13,730,790
		45,375,310
Gold - 2.9%
Agnico Eagle Mines Ltd. (Canada)	65,600	4,473,766
Franco-Nevada Corp.	116,700	14,358,137
Wheaton Precious Metals Corp.	123,500	6,764,206
		25,596,109
Silver - 0.7%
Hecla Mining Co.	1,087,600	6,405,964
Steel - 7.2%
Commercial Metals Co.	157,200	8,853,504
Nucor Corp.	223,400	37,721,090
Steel Dynamics, Inc.	137,500	18,407,125
		64,981,719
TOTAL METALS & MINING		217,403,227
TOTAL COMMON STOCKS (Cost $621,961,731)		898,878,313

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	138,955	138,982
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	29,055,244	29,058,150
TOTAL MONEY MARKET FUNDS (Cost $29,197,132)		29,197,132

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $651,158,863)	928,075,445
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(27,044,023)
NET ASSETS - 100.0%	901,031,422

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,497,375	34,296,067	36,654,509	49,286	49	-	138,982	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,952,370	45,972,210	53,866,430	8,662	-	-	29,058,150	0.1%
Total	39,449,745	80,268,277	90,520,939	57,948	49	-	29,197,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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